MATERIAL EVENTS DURING THE PERIOD COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Millions	May 02, 2025	Feb. 21, 2025	Jun. 12, 2024
IfrsStatementLineItems [Line Items]
Conversion of debt securities		the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units.
Deferred share description	1 ordinary share of $0.00000000000001 par value (pre June 16, 2025 and August 7, 2025 reverse splits) with the same rights as each current ordinary share, and 470,250,014,886,351 new deferred shares of US$0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
R&I Trading [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments			$ 5